Fair value measurements - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair value measurements
Equity securities gain or loss	$ (587)	$ 11,179	$ 17,089
Impairment of investments	$ 9,386	$ 0	$ 0